Operating Expense - Summary of Depreciation and Amortization have Charged in Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	$ (2,517)	$ (1,758)	$ (1,546)
Amortization	(1,092)	(632)	(367)
Cost of Revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Amortization	(483)	(111)
Research and Development Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,028)	(727)	(624)
Selling and Marketing Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(744)	(543)	(550)
General and Administrative Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(745)	(488)	(372)
Amortization	$ (609)	$ (521)	$ (367)